Expense Example	Oct. 31, 2025 USD ($)
AllianzIM U.S. Equity Buffer10 Apr ETF | AllianzIM U.S. Equity Buffer10 Apr ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity Buffer20 Apr ETF | AllianzIM U.S. Equity Buffer20 Apr ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF | AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF | AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM International Equity Buffer15 Uncapped Apr ETF | AllianzIM International Equity Buffer15 Uncapped Apr ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
AllianzIM U.S. Equity Buffer5 ETF | AllianzIM U.S. Equity Buffer5 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
AllianzIM Growth-100 Buffer5 ETF | AllianzIM Growth-100 Buffer5 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
AllianzIM Growth-100 Buffer15 ETF | AllianzIM Growth-100 Buffer15 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
AllianzIM International Equity Buffer5 ETF | AllianzIM International Equity Buffer5 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
AllianzIM International Equity Buffer15 ETF | AllianzIM International Equity Buffer15 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
AllianzIM U.S. Small Cap Buffer5 ETF | AllianzIM U.S. Small Cap Buffer5 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
AllianzIM U.S. Small Cap Buffer15 ETF | AllianzIM U.S. Small Cap Buffer15 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	$ 237